STOCK OPTION RESERVE (Details 2) - PBI 2021 Equity Incentive Plan [Member] - $ / shares	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 188.40	$ 210.60
Weighted average remaining contractual life (in years)	7 years 9 months 3 days	8 years 7 months 9 days